Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
	2023	2022

Government authorities	$385	$280
Deposits	69	85
Grants receivable	310	319
Prepaid expenses and other	1,262	1,155
	$2,026	$1,839